CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	$ 462	¥ 3,016	¥ 6,125
Advances to suppliers	856	5,588	1,093
Accounts receivable, net	1,194	7,792	1,295
Amounts due from related parties	196	1,277	555
Inventories, net	48	312	313
Other current assets, net	506	3,303	12,790
Total current assets	3,262	21,288	22,171
Property and equipment, net	2,953	19,267	18,868
Land use rights, net	179	1,166	1,194
Intangible assets, net	704	4,596	5,200
Goodwill	341	2,223	2,223
Long-term investments, net	135	883	2,326
Other assets	71	464	1,000
TOTAL ASSETS	7,645	49,887	52,982
Current liabilities:
Short-term debts	1,262	8,232	38,568
Accounts payable	325	2,127	1,800
Advance from customers	564	3,682	2,450
Amounts due to related parties	633	4,130	4,597
Accrued expenses and other current liabilities	3,886	25,353	18,782
Total current liabilities	6,670	43,524	66,197
Deferred tax liabilities	160	1,045	1,134
Other long-term liabilities	313	2,041	1,575
TOTAL LIABILITIES	7,143	46,610	68,906
Commitments and contingencies
Shareholders' (deficit) equity:
Additional paid-in capital	54,298	354,295	257,736
Accumulated deficit	(54,705)	(356,951)	(276,476)
Accumulated other comprehensive income	735	4,795	2,110
Total AnPac Bio-Medical Science Co., Ltd. shareholders (deficit) equity	452	2,948	(15,973)
Noncontrolling interests	50	329	49
Total shareholders' (deficit) equity	502	3,277	(15,924)
TOTAL LIABILITIES AND EQUITY	7,645	49,887	52,982
Class A ordinary shares
Shareholders' (deficit) equity:
Ordinary shares	95	618	466
Class B ordinary shares
Shareholders' (deficit) equity:
Ordinary shares	$ 29	¥ 191	¥ 191